                                   PROSPECTUS

                                 July 31, 1995




                                                        SAFECO Intermediate-Term
                                                             Municipal Bond Fund

                                                                  SAFECO Insured
                                                             Municipal Bond Fund

                                                      SAFECO Municipal Bond Fund

                                                               SAFECO California
                                                            Tax-Free Income Fund

                                                         SAFECO Washington State
                                                             Municipal Bond Fund


                                                      [SAFECO MUTUAL FUNDS LOGO]

SAFECO INTERMEDIATE-TERM MUNICIPAL BOND FUND
SAFECO INSURED MUNICIPAL BOND FUND
SAFECO MUNICIPAL BOND FUND
SAFECO CALIFORNIA TAX-FREE INCOME FUND
SAFECO WASHINGTON STATE MUNICIPAL BOND FUND

July 31, 1995

Each Fund described in this Prospectus is a series of the SAFECO Tax-Exempt Bond Trust ("Trust"), an open-end management investment company consisting of five separate series.

The SAFECO INTERMEDIATE-TERM MUNICIPAL BOND FUND, SAFECO INSURED MUNICIPAL BOND FUND (FUND SHARES ARE NOT INSURED -- SEE "THE FUNDS AND THEIR INVESTMENT POLICIES" FOR THE NATURE AND LIMITATIONS OF INSURANCE) and SAFECO WASHINGTON STATE MUNICIPAL BOND FUND each has as its investment objective to provide as high a level of current interest income exempt from federal income tax as is consistent with prudent investment risk.

The SAFECO MUNICIPAL BOND FUND has as its investment objective to provide as high a level of current interest income exempt from federal income tax as is consistent with the relative stability of capital.

The SAFECO CALIFORNIA TAX-FREE INCOME FUND has as its investment objective to provide as high a level of current interest income exempt from federal income tax and California state personal income tax as is consistent with the relative stability of capital.

There are market risks in all securities transactions. This Prospectus sets forth the information a prospective investor should know before investing. PLEASE READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A Statement of Additional Information, dated July 31, 1995, and incorporated herein by reference, has been filed with the Securities and Exchange Commission and is available at no charge upon request by calling one of the numbers listed on this page. The Statement of Additional Information contains more information about most of the topics in this Prospectus as well as information about the trustees and officers of the Trust.

For additional assistance, please call or write:

NATIONWIDE: 1-800-624-5711; SEATTLE 206-545-7319

HEARING IMPAIRED
TTY/TDD SERVICE                          1-800-438-8718

         SAFECO MUTUAL FUNDS
         P.O. BOX 34890
         SEATTLE, WA 98124-1890

ALL TELEPHONE CALLS ARE TAPE-RECORDED FOR YOUR PROTECTION.

================================================================================

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE CALIFORNIA FUND IS OFFERED FOR SALE ONLY TO RESIDENTS IN THE STATES OF ARIZONA, NEVADA, OREGON AND CALIFORNIA. THE WASHINGTON FUND IS OFFERED FOR SALE ONLY TO RESIDENTS IN THE STATES OF WASHINGTON, CALIFORNIA AND ARIZONA. THESE FUNDS ARE NOT PERMITTED TO OFFER OR SELL SHARES TO RESIDENTS OF OTHER STATES.

===============================================================================
                                     - 1 -


TABLE OF CONTENTS
 INTRODUCTION TO THE TRUST AND THE FUNDS.................................................     3

 FUND EXPENSES...........................................................................     5

 FINANCIAL HIGHLIGHTS....................................................................     6

 THE TRUST AND EACH FUND'S INVESTMENT POLICIES...........................................    11

 PORTFOLIO MANAGER.......................................................................    17

 INFORMATION ABOUT SHARE OWNERSHIP AND COMPANIES THAT PROVIDE SERVICES TO THE TRUST......    18

 PERSON CONTROLLING THE INTERMEDIATE, INSURED AND WASHINGTON FUNDS.......................    19

 PERFORMANCE INFORMATION.................................................................    19

 FUND DISTRIBUTIONS AND HOW THEY ARE TAXED...............................................    20

 ACCOUNT STATEMENTS......................................................................    21

 ACCOUNT CHANGES AND SIGNATURE REQUIREMENTS..............................................    22

 SHARE PRICE CALCULATION.................................................................    22

 HOW TO PURCHASE SHARES..................................................................    22

 HOW TO REDEEM SHARES....................................................................    24

 HOW TO SYSTEMATICALLY PURCHASE OR REDEEM SHARES.........................................    25

 HOW TO EXCHANGE SHARES FROM ONE FUND TO ANOTHER.........................................    25

 TELEPHONE TRANSACTIONS..................................................................    26

 TRANSACTIONS THROUGH REGISTERED INVESTMENT ADVISERS.....................................    27


INTRODUCTION TO THE TRUST AND THE FUNDS

The Trust is a series investment company that currently issues shares representing five mutual funds: SAFECO Intermediate-Term Municipal Bond Fund ("Intermediate Fund"), SAFECO Insured Municipal Bond Fund ("Insured Fund"), SAFECO Municipal Bond Fund ("Municipal Fund"), SAFECO California Tax-Free Income Fund ("California Fund") and SAFECO Washington State Municipal Bond Fund ("Washington Fund") (together, the "Funds"). Each Fund is a diversified series of the Trust, an open-end management investment company that continuously offers to sell and to redeem (buy back) its shares at the current net asset value per share without any sales or redemption charges or 12b-1 fees.

The INTERMEDIATE, INSURED AND WASHINGTON FUNDS each has as its investment objective to provide as high a level of current interest income exempt from federal income tax as is consistent with prudent investment risk.

The MUNICIPAL FUND has as its investment objective to provide as high a level of current interest income exempt from federal income tax as is consistent with the relative stability of capital.

The CALIFORNIA FUND has as its investment objective to provide as high a level of current interest income exempt from federal income tax and California state personal income tax as is consistent with the relative stability of capital.

During normal market conditions, each Fund will invest as a matter of fundamental policy at least 80% of its net assets in securities, the interest on which is exempt from federal income tax and, in the case of the California Fund, from California state personal income tax. In addition, each Fund during normal market conditions will invest at least 65% of its total assets in investment grade municipal bonds having a maturity of over one year.

To pursue its objective, the INTERMEDIATE FUND will invest primarily in municipal bonds whose interest is exempt from federal income tax and will maintain a portfolio having an average weighted maturity of between three and ten years.

To pursue its objective, the INSURED FUND will invest at least 95% of total assets in municipal bonds whose interest is exempt from federal income tax and are covered by insurance that guarantees the timely payment of both principal and interest. INSURANCE DOES NOT GUARANTEE THE MARKET VALUE OF INSURED MUNICIPAL BONDS NOR THE SHARE PRICE OF THE INSURED FUND.

To pursue its objective, the MUNICIPAL FUND will invest primarily in investment grade municipal bonds whose interest is exempt from federal income tax.

To pursue its objective, the CALIFORNIA FUND will invest primarily in investment grade municipal bonds whose interest is exempt from both federal and California personal income taxes.

To pursue its objective, the WASHINGTON FUND will invest primarily in investment grade municipal bonds whose interest is exempt from federal income tax and that are issued by the State of Washington or one of its political subdivisions, municipalities, agencies, instrumentalities or public authorities. The Washington Fund may not be suitable for every eligible investor. Since the State of Washington currently has no personal income tax, there are no tax benefits at the state level to an investor. An investor in the Washington Fund will generally earn dividend income free from federal income taxes as does an investor in the Intermediate, Insured, California and Municipal Funds.

There is, of course, no assurance that a Fund will achieve its investment objective. See "The Trust and Each Fund's Investment Policies" for more information.

There is a risk that the market value of each Fund's portfolio securities may decrease and result in a decrease in the value of a shareholder's investment. The value of each Fund's portfolio securities will normally fluctuate inversely with changes in market interest rates. Because the California Fund and Washington Fund each concentrates its investments in single states, these Funds may be subject to special risks. Investors should carefully consider the investment risks of such geographic concentration before purchasing shares of these Funds. See "The Trust and Each Fund's Investment Policies" beginning on page 11 and "Investment Risks of Concentration in California and Washington Issuers" in the Statement of Additional Information for further information.

Each Fund is managed by SAFECO Asset Management Company ("SAM"). SAM is headquartered in Seattle, Washington and manages over $2 billion in mutual fund assets as of June 30, 1995. SAM has been an adviser to mutual funds and other investment portfolios since 1973 and its predecessors have been such advisers since 1932. See "Information about Share Ownership and Companies that Provide Services to the Trust" for more information.

Each Fund:

- Is 100% no-load; there are no sales or redemption charges or 12b-1 fees.

- Offers free exchanges as well as easy access to your money through telephone redemptions and wire transfers.

- Pays dividends, if any, monthly. Dividend income is exempt from federal income taxes and, for the California Fund, from California personal income tax.

- Has a minimum initial investment requirement of $1,000. No minimum initial investment is required for the Automatic Investment Method ("AIM").

FUND EXPENSES

A.   SHAREHOLDER TRANSACTION EXPENSES FOR EACH FUND


                         SALES
       SALES          LOAD IMPOSED         DEFERRED
    LOAD IMPOSED      ON REINVESTED         SALES         REDEMPTION         EXCHANGE
    ON PURCHASES        DIVIDENDS            LOAD            FEES              FEES
    ------------      -------------        --------       ----------         --------
        None              None               None            None              None


SAFECO Services Corporation, the transfer agent for the Funds, charges a $10 fee to wire redemption proceeds.

B.   ANNUAL OPERATING EXPENSES
     (As a percentage of average net assets)

                                                                                   TOTAL
                                          MANAGEMENT           OTHER             OPERATING
FUND                   12b-1 FEE     +        FEE        +    EXPENSES       =   EXPENSES
----                   ---------          ----------          --------           ---------
Intermediate             None                .52%               .33%                 .85%
Insured                  None                .63%               .45%                1.08%
Municipal                None                .42%               .14%                 .56%
California               None                .54%               .16%                 .70%
Washington               None                .63%               .46%                1.09%


The amounts shown are actual expenses paid by shareholders of each Fund for the fiscal year ended March 31, 1995. See "Information About Share Ownership and Companies that Provide Services to the Trust" on page 18 for more information.

C.   EXAMPLE OF EXPENSES

You would pay the following expenses on a $1,000 investment assuming 5% annual return. The example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed in "Annual Operating Expenses" above remain the same in the years shown.


FUND                   1 YEAR             3 YEARS             5 YEARS            10 YEARS
----                   ------             -------             -------            --------
Intermediate             $ 9                $27                 $47               $105
Insured                  $11                $34                 $60               $132
Municipal                $ 6                $18                 $31               $ 70
California               $ 7                $22                 $39               $ 87
Washington               $11                $35                 $60               $133


The purpose of the tables is to assist you in understanding the various costs and expenses that an investor in each Fund would bear, directly or indirectly. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. A FUND'S ACTUAL EXPENSES OR PERFORMANCE MAY BE GREATER OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS REQUIRED BY SECURITIES AND EXCHANGE COMMISSION REGULATIONS APPLICABLE TO ALL MUTUAL FUNDS AND IT IS NOT A PREDICTION OF, NOR DOES IT REPRESENT, PAST OR FUTURE EXPENSES OR THE PERFORMANCE OF ANY FUND.

FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout the Period)

SAFECO INTERMEDIATE-TERM MUNICIPAL BOND FUND

The following supplemental financial information and performance data has been derived from the Financial Statements audited by Ernst & Young LLP, independent auditors. The information should be read in conjunction with the financial statements, related notes and other financial information incorporated by reference herein.

                                                                                                    March 18, 1993
                                                             YEAR ENDED       YEAR ENDED     (INITIAL PUBLIC OFFERING) TO
                                                           MARCH 31, 1995   MARCH 31, 1994          MARCH 31, 1993
                                                           --------------------------------------------------------------
Net asset value at beginning of period...................     $ 10.13          $ 10.25                  $10.27

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income.................................        0.45             0.40                    0.02

   Net unrealized (loss) on investment transactions......        0.04            (0.12)                  (0.02)
                                                              -------          -------                  ------
Total from investment operations.........................        0.49             0.28                    0.00
                                                              -------          -------                  ------
LESS DISTRIBUTIONS:
   Dividends from net investment income..................       (0.45)           (0.40)                  (0.02)

   Distributions from capital gains......................        --               --                      --
                                                              -------          -------                  ------
Total distributions......................................       (0.45)           (0.40)                  (0.02)
                                                              -------          -------                  ------
Net asset value at end of period.........................     $ 10.17          $ 10.13                  $10.25
                                                              =======          =======                  ======
Total return.............................................        4.97%            2.64%                   (.04%)*

Net assets at end of period (000's omitted)..............     $13,762          $10,781                  $2,345

Ratio of expenses to average net assets..................         .85%             .99%                    .98%**

Ratio of net investment income to average net assets.....        4.46%            3.85%                   4.25%**

Portfolio turnover rate..................................        4.27%            1.49%                   None


*  Not annualized.
** Annualized.

FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout the Period)

SAFECO INSURED MUNICIPAL BOND FUND

The following supplemental financial information and performance data has been derived from the Financial Statements audited by Ernst & Young LLP, independent auditors. The information should be read in conjunction with the financial statements, related notes and other financial information incorporated by reference herein.


                                                                                                      MARCH 18, 1993
                                                             YEAR ENDED        YEAR ENDED      (INITIAL PUBLIC OFFERING) TO
                                                           MARCH 31, 1995    MARCH 31, 1994           MARCH 31, 1993
                                                           ----------------------------------------------------------------
Net asset value at beginning of period...................      $ 9.73            $10.26                   $10.32

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income.................................        0.48              0.41                     0.02

   Net unrealized (loss) on investment transactions......        0.32             (0.53)                   (0.06)

Total from investment operations.........................        0.80             (0.12)                   (0.04)

LESS DISTRIBUTIONS:
   Dividends from net investment income..................       (0.48)            (0.41)                   (0.02)

   Distributions from capital gains......................        --                --                       --

Total distributions......................................       (0.48)            (0.41)                   (0.02)

Net asset value at end of period.........................      $10.05            $ 9.73                   $10.26

Total return.............................................        8.58%            (1.40%)                   (.43%)*

Net assets at end of period (000's omitted)..............      $8,163            $3,306                   $2,106

Ratio of expenses to average net assets..................        1.08%             1.41%                    1.04%**

Ratio of net investment income to average net assets.....        5.11%             3.99%                    3.88%**

Portfolio turnover rate..................................       14.76%            21.19%                     None


* Not annualized.
**Annualized.

FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout the Period)

SAFECO MUNICIPAL BOND FUND

The following supplemental financial information and performance data has been derived from the Financial Statements audited by Ernst & Young LLP, independent auditors. The information should be read in conjunction with the financial statements, related notes and other financial information incorporated by reference herein.


                                                                YEAR ENDED MARCH 31

                                1995        1994       1993       1992       1991       1990      1989        1988
                              --------------------------------------------------------------------------------------

Net asset value at
   beginning of period.....     $13.27      $14.13     $13.37     $12.95     $12.73     $12.92     $12.85     $14.16

INCOME FROM
INVESTMENT
OPERATIONS:
   Net investment income...        .77         .78        .81        .86        .86        .88        .94        .96

Net realized and
   unrealized gain (loss)
   on investment
   transactions............        .12        (.55)       .94        .48        .26        .25        .36       (.91)
                              --------    --------   --------   --------   --------   --------   --------   --------
Total from investment
   operations..............        .89         .23       1.75       1.34       1.12       1.13       1.30        .05
                              --------    --------   --------   --------   --------   --------   --------   --------
LESS DISTRIBUTIONS:
   Dividends from net
   investment income.......       (.77)       (.78)      (.81)      (.86)      (.86)      (.88)      (.94)      (.96)

Distributions from
   capital gains...........       (.03)       (.31)      (.18)      (.06)      (.04)      (.44)      (.29)      (.40)
                              --------    --------   --------   --------   --------   --------   --------   --------
Total distributions........       (.80)      (1.09)      (.99)      (.92)      (.90)     (1.32)     (1.23)     (1.36)
                              --------    --------   --------   --------   --------   --------   --------   --------
Net asset value at end
   of period...............     $13.36      $13.27     $14.13     $13.37     $12.95     $12.73     $12.92     $12.85
                              ========    ========   ========   ========   ========   ========   ========   ========
Total return...............       7.10%       1.30%     13.60%     10.57%      9.13%      9.05%     10.49%       .93%

Net assets at
   end of period
   (000's omitted).........   $472,569    $507,453   $541,515   $427,638   $331,647   $286,303   $231,911   $183,642

Ratio of expenses to
   average net assets......        .56%        .52%       .53%       .54%       .56%       .57%       .60%       .61%

Ratio of net investment
   income to average
   net assets..............       5.96%       5.49%      5.91%      6.37%      6.68%      6.76%      7.23%      7.42%

Portfolio turnover rate....      26.96%      22.07%     31.66%     25.18%     38.55%     65.80%    135.60%     71.91%


*  Unaudited.


                                 YEAR ENDED MARCH 31

                                   1987        1986
                                 --------------------

Net asset value at
   beginning of period.....        $13.74      $11.69

INCOME FROM
INVESTMENT
OPERATIONS:
   Net investment income...           .99        1.06

Net realized and
   unrealized gain (loss)
   on investment
   transactions............           .63        2.07
                                 --------    --------
Total from investment
   operations..............          1.62        3.13
                                 --------    --------
LESS DISTRIBUTIONS:
   Dividends from net
   investment income.......          (.99)      (1.06)

Distributions from
   capital gains...........          (.21)       (.02)
                                 --------    --------
Total distributions........         (1.20)      (1.08)
                                 --------    --------
Net asset value at end
   of period...............        $14.16      $13.74
                                 ========    ========
Total return...............         12.49%*     28.01%*

Net assets at
   end of period
   (000's omitted).........      $214,745    $161,077

Ratio of expenses to
   average net assets......           .59%        .63%

Ratio of net investment
   income to average
   net assets..............          7.20%       8.29%

Portfolio turnover rate....         23.09%      21.36%


*  Unaudited.

FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout the Period)


SAFECO CALIFORNIA TAX-FREE INCOME FUND

The following supplemental financial information and performance data has been derived from the Financial Statements audited by Ernst & Young LLP, independent auditors. The information should be read in conjunction with the financial statements, related notes and other financial information incorporated by reference herein.

                                                                     YEAR ENDED MARCH 31

                               1995      1994      1993      1992      1991      1990      1989      1988        1987       1986
                             -----------------------------------------------------------------------------------------------------
Net asset value at
   beginning of period.....   $11.51    $12.23    $11.60    $11.24    $11.07    $11.02    $10.72    $12.14      $11.68      $9.99

INCOME FROM
INVESTMENT
OPERATIONS:

   Net investment income...      .63       .66       .68       .71       .71       .72       .75       .76         .80        .84

Net realized and
   unrealized gain (loss)
   on investment
   transactions............      .13      (.38)      .76       .44       .23       .23       .30      (.99)        .57       1.69
                             -------   -------   -------   -------   -------   -------   -------   -------     -------    -------

Total from investment
   operations..............      .76       .28      1.44      1.15       .94       .95      1.05      (.23)       1.37       2.53
                             -------   -------   -------   -------   -------   -------   -------   -------     -------    -------

LESS DISTRIBUTIONS:
   Dividends from net
   investment income.......     (.63)     (.66)     (.68)     (.71)     (.71)     (.72)     (.75)     (.76)       (.80)      (.84)

Distributions from
   capital gains...........     (.10)     (.34)     (.13)     (.08)     (.06)     (.18)     --        (.43)**     (.11)      --
                             -------   -------   -------   -------   -------   -------   -------   -------     -------    -------

Total distributions........     (.73)    (1.00)     (.81)     (.79)     (.77)     (.90)     (.75)    (1.19)       (.91)      (.84)
                             -------   -------   -------   -------   -------   -------   -------   -------     -------    -------

Net asset value at end
   of period...............   $11.54    $11.51    $12.23    $11.60    $11.24    $11.07    $11.02    $10.72      $12.14     $11.68
                             =======   =======   =======   =======   =======   =======   =======   =======     =======    =======

Total return...............     7.01%     1.97%    12.88%    10.43%     8.78%     8.87%    10.09%    (1.39%)     12.25%*    26.42%*

Net assets at
   end of period
   (000's omitted).........  $64,058   $77,056   $79,872   $71,480   $57,066   $47,867   $36,930   $28,790     $34,792    $21,087

Ratio of expenses to
   average net assets......      .70%      .68%      .66%      .67%      .67%      .68%      .71%      .72%        .70%       .76%

Ratio of net investment
   income to average
   net assets..............     5.65%     5.31%     5.71%     6.13%     6.32%     6.42%     6.86%     6.99%       6.71%      7.66%

Portfolio turnover rate....    44.10%    32.58%    23.18%    39.35%    22.92%    71.37%    76.95%    66.72%      44.61%     40.52%

*  Unaudited.
** Distribution includes $.05 per share attributable to the December 31, 1987 capital gain distribution paid in order to avoid any excise tax due under the Tax Reform Act of 1986.

FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout the Period)


SAFECO WASHINGTON STATE MUNICIPAL BOND FUND

The following supplemental financial information and performance data has been derived from the Financial Statements audited by Ernst & Young LLP, independent auditors. The information should be read in conjunction with the financial statements, related notes and other financial information incorporated by reference herein.

                                                                                                      MARCH 18, 1993
                                                             YEAR ENDED        YEAR ENDED      (INITIAL PUBLIC OFFERING) TO
                                                           MARCH 31, 1995    MARCH 31, 1994           MARCH 31, 1993
                                                           ----------------------------------------------------------------
Net asset value at beginning of period...................      $9.91             $10.27                   $10.32

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income.................................       0.49               0.44                     0.02

   Net unrealized (loss) on investment transactions......       0.19              (0.35)                   (0.05)
                                                              ------            -------                  -------

Total from investment operations.........................       0.68               0.09                    (0.03)
                                                              ------            -------                  -------

LESS DISTRIBUTIONS:
   Dividends from net investment income..................      (0.49)             (0.44)                   (0.02)
                                                              ------            -------                  -------

   Distributions from capital gains......................       --                (0.01)                    --
                                                              ------            -------                  -------

Total distributions......................................      (0.49)             (0.45)                   (0.02)

Net asset value at end of period.........................     $10.10              $9.91                   $10.27
                                                              ======            =======                  =======

Total return.............................................       7.13%               .68%                    (.31%)*

Net assets at end of period (000's omitted)..............     $5,953             $2,908                   $2,163

Ratio of expenses to average net assets..................       1.09%              1.44%                    1.04%**

Ratio of net investment income to average net assets.....       5.06%              4.17%                    4.47%**

Portfolio turnover rate..................................       9.23%             17.26%                    None

*  Not annualized.
** Annualized.

THE TRUST AND EACH FUND'S INVESTMENT POLICIES


The Trust is a Delaware business trust established by the Trust Instrument dated May 13, 1993. The Trust currently consists of five mutual funds: Intermediate Fund, Insured Fund, Municipal Fund, California Fund and Washington Fund, each of which is a diversified series of the Trust.

The investment objective and investment policies for each Fund are described below. The Trust's Board of Trustees may change a Fund's objective (except for the California Fund) without shareholder vote, but no such change will be made without 60 days' prior written notice to shareholders of that Fund. The California Fund, which has an investment objective that is fundamental, may not change its investment objective without a shareholder vote. In the event a Fund changes its investment objective, the new objective may not meet the investment needs of every shareholder and may be different from the objective a shareholder considered appropriate at the time of an initial investment. Current holdings and recent investment strategies are described in the Funds' financial reports which are sent to shareholders twice a year.

Each Fund has adopted a number of investment restrictions. If a Fund follows a percentage limitation at the time of investment, a later increase or decrease in values, net assets or other circumstances will not be considered in determining whether a Fund complies with the applicable policy. Unless otherwise stated, all investment policies and limitations described below are non-fundamental and may be changed by the Trust's Board of Trustees without shareholder vote.

The investment objective of the Intermediate, Insured and Washington Funds is to seek as high a level of current interest income exempt from federal income tax as is consistent with prudent investment risk. The investment objective of the Municipal Bond Fund is to seek as high a level of current interest income exempt from federal income tax as is consistent with the relative stability of capital. The investment objective of the California Fund is to seek as high a level of current interest income exempt from federal income tax and California state personal income tax as is consistent with the relative stability of capital.

To pursue its objective, each Fund:

1. WILL, DURING NORMAL MARKET CONDITIONS, INVEST AS A MATTER OF FUNDAMENTAL POLICY AT LEAST 80% OF ITS NET ASSETS IN SECURITIES, THE INTEREST ON WHICH IS EXEMPT FROM FEDERAL INCOME TAX AND, IN THE CASE OF THE CALIFORNIA FUND, EXEMPT FROM CALIFORNIA PERSONAL INCOME TAX. The Funds do not currently intend to purchase taxable investments, except as a temporary accommodation or in an emergency situation.

2. WILL INVEST AT LEAST 65% OF ITS TOTAL ASSETS IN MUNICIPAL BONDS HAVING A MATURITY IN EXCESS OF ONE YEAR THAT AT THE TIME OF ACQUISITION ARE INVESTMENT GRADE; I.E., RATED IN ONE OF THE FOUR HIGHEST GRADES ASSIGNED BY MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") OR STANDARD & POOR'S RATING GROUP ("S&P") OR, IF UNRATED, DETERMINED BY SAM TO BE OF COMPARABLE QUALITY. A Fund may invest up to 20% of its total assets in unrated municipal bonds. Unrated securities are not necessarily lower in quality than rated securities, but may not be as attractive to as many investors as rated securities. A Fund will invest no more than 33% of its total assets in municipal bonds rated in the fourth highest grade or in comparable unrated bonds. Such bonds are of medium grade, have speculative characteristics and are more likely to have a weakened capacity to make principal and interest payments under changing economic conditions or upon deterioration in the financial condition of the issuer.

   In addition to reviewing ratings, SAM will analyze the quality of rated and unrated municipal bonds for purchase by a Fund by evaluating various factors that may include the issuer's or guarantor's financial resources and liquidity, economic feasibility of revenue bond project financing and general purpose borrowings, cash flow and ability to meet anticipated debt service requirements, quality of management, sensitivity to economic conditions, operating history and any relevant political or regulatory matters. SAM may also evaluate trends in the economy, the financial markets or specific geographic areas in determining whether to purchase a bond. For a description of municipal bond ratings, see the Trust's Statement of Additional Information.

   After purchase by a Fund, a municipal bond may be downgraded to below investment grade or, if unrated, may cease to be comparable to a rated investment grade security (such below investment grade securities are commonly referred to as "high-yield" or "junk" bonds). Neither event will require a Fund to dispose of that security, but SAM will take a downgrade or loss of comparability into account in determining whether the Fund should continue to hold the security in its portfolio. A Fund will not hold more than 5% of its net assets in such below investment grade securities.

   The term "municipal bonds" as used in this Prospectus means those obligations issued by or on behalf of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, municipalities, agencies, instrumentalities or public authorities, the interest on which in the opinion of bond counsel is exempt from federal income tax and, in the case of the California Fund, exempt from California personal income tax.

3. MAY INVEST IN ANY OF THE FOLLOWING TYPES OF MUNICIPAL BONDS:

   -  REVENUE BONDS, which are "limited obligation" bonds that provide financing for specific projects or public facilities. These bonds are backed by revenues generated by a particular project or facility or by a special tax. A "resource recovery bond" is a type of revenue bond issued to build waste facilities or plants. An "industrial development bond" is a type of revenue bond that is backed by the credit of a private issuer, generally does not have access to the resources of a municipality for payment and may involve greater risk. Each Fund intends to invest primarily in revenue bonds that may be issued to finance various types of projects, including but not limited to education, hospitals, housing, waste and utilities. Each Fund will not purchase private activity bonds or any other type of revenue bonds, the interest on which is subject to the alternative minimum tax.

   - GENERAL OBLIGATION BONDS, which are bonds that provide general purpose financing for state and local governments and are backed by the taxing power of the state and local government as the case may be. The taxes or special assessments that can be levied for the payment of principal and interest on general obligation bonds may be limited or unlimited as to rate or amount.

   - VARIABLE AND FLOATING RATE OBLIGATIONS, which are municipal obligations that carry variable or floating rates of interest. Variable rate instruments bear interest at rates that are readjusted at periodic intervals. Floating rate instruments bear interest at rates that vary automatically with changes in specified market rates or indexes, such as the bank prime rate. Accordingly, as interest rates fluctuate, the potential for capital appreciation or depreciation of these obligations is less than for fixed rate obligations. Floating and variable rate obligations carry demand features that permit a Fund to tender (sell) them back to the issuer at par prior to maturity and on short notice. A Fund's ability to obtain payment from the issuer at par may be affected by events occurring between the date the Fund elects to tender the obligation to the issuer and the date redemption proceeds are payable to the Fund. A Fund will purchase floating and variable rate obligations only if at the time of purchase there is a secondary market for such instruments. For purposes of calculating average weighted maturity, the Intermediate Fund will treat variable and floating rate obligations as having a maturity equal to the period remaining until the date the Fund can next exercise the demand feature by selling the security back to the issuer.

   - PUT BONDS, which are municipal bonds that give the holder the unconditional right to sell the bond back to the issuer at a specified price and exercise date and PUT BONDS WITH DEMAND FEATURES. The obligation to purchase the bond on the exercise date may be supported by a letter of credit or other arrangement from a bank, insurance company or other financial institution, the credit standing of which affects the credit quality of the bond. A demand feature is a put that entitles the Fund holding it to repayment of the principal amount of the underlying security on no more than 30 days' notice at any time or at specified intervals.

   - MUNICIPAL LEASE OBLIGATIONS, which are issued by or on behalf of state or local government authorities to acquire land, equipment or facilities and may be subject to annual budget appropriations. These obligations themselves are not normally backed by the credit of the municipality or the state but are secured by rent payments made by the municipality or by the state pursuant to a lease. If the lease is assigned, the interest on the obligation may become taxable. The leases underlying certain municipal lease obligations provide that lease payments are subject to partial or full abatement if, because of material damage or destruction of the lease property, there is substantial interference with the lessee's use or occupancy of such property. This "abatement risk" may be reduced by the existence of insurance covering the leased property, the maintenance by the lessee of reserve funds or the provision of credit enhancements such as letters of credit. Certain municipal lease obligations also contain "non-appropriation" clauses that provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Some municipal lease obligations of this type are insured as to timely payment of principal and interest, even in the event of a failure by the municipality to appropriate sufficient funds to make payments under the lease. However, in the case of an uninsured municipal lease obligation, a Fund's ability to recover under the lease in the event of a non-appropriation or default will be limited solely to the repossession of leased property without recourse to the general credit of the lessee, and disposition of the property in the event of foreclosure might prove difficult. If rent is abated because of damage to the leased property or if the lease is terminated because monies are not appropriated for the following year's lease payments, the issuer may default on the obligation causing a loss to a Fund. A Fund will only invest in municipal lease obligations that are, in the opinion of SAM, liquid securities under guidelines adopted by the Trust's Board of Trustees. Generally, municipal lease obligations will be determined to be liquid if they have a readily available market after an evaluation of all relevant factors.

   - CERTIFICATES OF PARTICIPATION in municipal lease obligations, which are certificates issued by state or local governments that entitle the holder of the certificate to a proportionate interest in the lease purchase payments made. A Fund will only invest in COPs (including certificates of participation) that are, in the opinion of SAM, liquid securities under guidelines adopted by the Trust's Board of Trustees. Generally, COPs will be determined to be liquid if they have a readily available market after an evaluation of all relevant factors.

   - PARTICIPATION INTERESTS, which are interests in municipal bonds and floating and variable rate obligations that are owned by banks. These interests carry a demand feature that permits a Fund holding an interest to tender (sell) it back to the bank. Generally, the bank will accept tender of the participation interest with same day notice, but may require up to 5 days' notice. The demand feature is usually backed by an irrevocable letter of credit or guarantee of the bank. The credit rating of the bank may affect the credit quality of the participation interest.

   - MUNICIPAL NOTES, which are notes generally issued by an issuer to provide for short-term capital needs and generally have maturities of one year or less. A Fund may purchase municipal notes as a medium for its short-term investments, the interest on which will not be subject to federal income tax when distributed to the Fund's shareholders. Notes include tax anticipation, revenue anticipation and bond anticipation notes and tax-exempt commercial paper. A Fund will invest only in those municipal notes that at the time of purchase are rated within one of the three highest grades by Moody's or S&P or, if unrated by any of these agencies, in the opinion of SAM, are of comparable quality.

4. WILL INVEST AT LEAST 95% OF ITS TOTAL ASSETS IN MUNICIPAL BONDS THAT ARE COVERED BY INSURANCE GUARANTEEING THE TIMELY PAYMENT OF BOTH PRINCIPAL AND INTEREST (INSURED FUND ONLY). The Insured Fund will invest primarily in bonds insured by new issue and secondary market insurance policies and on occasion by portfolio insurance. INSURANCE DOES NOT GUARANTEE THE MARKET VALUE OF INSURED MUNICIPAL BONDS NOR THE SHARE PRICE OF THE INSURED FUND.

   New issue insurance is a policy purchased by an issuer prior to bringing a bond issue to market in an initial offering. By purchasing the policy, the issuer obtains a higher credit rating for its bond (usually Aaa by Moody's or AAA by S&P). Such insurance may increase the purchase price as well as the resale value of the bond. New issue insurance cannot be cancelled by the insurer and remains in force as long as the bond issue is outstanding.

   Secondary market insurance is purchased by an investor after the bonds have been initially issued. These policies normally insure specific bonds for the remainder of their term. Like new issue insurance, the insurance cannot be cancelled by the insurer. The Insured Fund may invest in bonds insured under a secondary market policy purchased by a prior investor or may itself purchase secondary market insurance for uninsured bonds it has purchased.

   Portfolio insurance is a policy purchased by the Insured Fund to guarantee specific bonds it has purchased for its portfolio for only as long as the bonds are held by the Fund.

   Premiums for new issue insurance are paid in advance by the issuer of the bond. As a result, the Insured Fund may pay a higher purchase price for a bond covered by such insurance. Premiums on secondary market and portfolio insurance are paid directly by the Insured Fund in accordance with applicable policy terms. Any premiums paid by the Insured Fund to purchase secondary market or port-folio insurance policies will be an Insured Fund expense. Such an expense may reduce the Insured Fund's current yield. The Insured Fund will only purchase insurance policies from insurance companies rated Aaa by Moody's or AAA by S&P. Generally, an insurer may not withdraw or cancel coverage on insured securities held by the Insured Fund other than for non-payment of premium by the Fund.

   The Insured Fund may retain any defaulted municipal bond covered by portfolio insurance. The defaulted bond will be valued based on the value of the insurance coverage. The insurance value is normally the difference between the market value of the defaulted security and the market value of similar non-defaulted securities.

   The Insured Fund may invest up to 5% of its total assets in uninsured municipal bonds.

5. INVEST IN SHARES OF NO-LOAD, OPEN-END INVESTMENT COMPANIES THAT INVEST IN TAX-EXEMPT SECURITIES WITH REMAINING MATURITIES OF ONE YEAR OR LESS. Such shares will only be purchased as a medium for a Fund's short-term investments if SAM determines that they provide a better combination of yield and liquidity than a direct investment in short-term, tax-exempt securities. SAM will waive its advisory fees for assets invested in other investment companies. A Fund will not invest more than 10% of its total assets in shares issued by other investment companies, will not invest more than 5% of its total assets in a single investment company, and will not purchase more than 3% of the outstanding voting securities of a single investment company.

6. INVEST FOR SHORT-TERM PURPOSES WHEN SAM BELIEVES SUCH ACTION TO BE DESIRABLE AND CONSISTENT WITH SOUND INVESTMENT PRACTICES. Each Fund, however, will not engage primarily in trading for the purpose of short-term profits. A Fund may dispose of its portfolio securities whenever SAM deems advisable, without regard to the length of time the securities have been held. The portfolio turnover rate for each Fund is not expected to exceed 70%.

7. PURCHASE OR SELL SECURITIES ON A "WHEN-ISSUED" OR "DELAYED-DELIVERY" BASIS. Under this procedure, a Fund agrees to acquire or sell securities that are to be delivered against payment in the future, normally 30 to 45 days. The price, however, is fixed at the time of commitment. When a Fund purchases when-issued or delayed-delivery securities, it will earmark liquid, high quality securities in an amount equal in value to the purchase price of the security. Use of this technique may affect a Fund's share price in a manner similar to leveraging.

8. HOLD CASH OR INVEST TEMPORARILY IN HIGH QUALITY, SHORT-TERM SECURITIES ISSUED BY AN AGENCY OR INSTRUMENTALITY OF THE U.S. GOVERNMENT, HIGH QUALITY COMMERCIAL PAPER, CERTIFICATES OF DEPOSIT AND SHARES OF NO-LOAD, OPEN-END MONEY MARKET FUNDS. A Fund may purchase these short-term securities as a cash management technique under those circumstances where it has cash to manage for a short time period, for example, after receiving proceeds from the sale of securities, dividend distributions from portfolio securities, or cash from the sale of Fund shares to investors. Interest earned from these short-term securities will be taxable to investors as ordinary income when distributed. SAM will waive its advisory fees for Fund assets invested in money market funds.

The following restrictions are fundamental policies and cannot be changed without shareholder vote.

1. Each Fund, with respect to 75% of the value of its total assets, will not invest more than 5% of its total assets in the securities of any one issuer (other than U.S. Government securities).

2. Each Fund will not invest 25% or more of its total assets in municipal obligations and other permitted investments, the interest on which is payable from revenues on similar types of projects such as: sports, convention or trade show facilities; airports; mass transportation; sewage or solid waste disposal facilities; or air or water pollution control projects.

3. The Intermediate, Insured and Municipal Funds will not invest 25% or more of their total assets in securities whose issuers are located in the same state.

4. Each Fund may borrow money only for temporary or emergency purposes from a bank or affiliate of SAFECO Corporation at an interest rate not greater than that available from commercial banks. A Fund will not borrow amounts in excess of 20% of its total assets. As a non-fundamental policy of the Intermediate, Insured and Washington Funds and a fundamental policy of the California and Municipal Funds, a Fund will not purchase securities if borrowings equal to or greater than 5% of its total assets are outstanding. A Fund intends to primarily exercise its borrowing authority to meet shareholder redemptions under circumstances where redemptions exceed available cash.

For a further description of each Fund's investment policies and restrictions as well as an explanation of ratings, see the "Investment Objectives and Policies" and "Description of Ratings" sections of the Trust's Statement of Additional Information.

RISK FACTORS

Various factors may cause the value of a shareholder's investment in a Fund to fluctuate. The principal risk associated with an investment in a mutual fund like any of the Funds is that the market value of the portfolio securities may decrease and result in a decrease in the value of a shareholder's investment. The value of each Fund's portfolio will normally fluctuate inversely with changes in market interest rates. Generally, when market interest rates rise, the price of municipal bonds will fall, and when market interest rates fall, the price of these bonds will rise. Also, there is a risk that the issuer of a municipal bond or other security will fail to make timely payments of principal and interest to the Funds.

Because the California and Washington Funds each concentrate their investments in a single state, there is a greater risk of fluctuation in the values of their portfolio securities than with mutual funds whose investments are more geographically diverse. Investors should carefully consider the investment risks of such concentration. The share price of the California and Washington Funds can be affected by political and economic developments within and by the financial condition of the respective state, its public authorities and political subdivisions. See the discussion below and "Investment Risks of Concentration in California and Washington Issuers" in the Statement of Additional Information for further information.

The information in the following discussion is drawn primarily from official statements relating to state securities offerings which are dated prior to the date of this Prospectus. The California and Washington Funds have not independently verified any of the information in the discussion below.

SPECIAL RISKS OF THE CALIFORNIA FUND

The State of California is still experiencing the effects of the recent economic recession, the most severe since the 1930s. Although economic indicators show a steady recovery well underway in the State, full recovery to pre-recession levels is not expected before late 1996. The State's long-term credit ratings, reduced in 1992, were lowered again in 1994 and have not been restored. The State's ability to provide assistance to its public authorities and political subdivisions has been impaired. Cutbacks in state aid adversely affect the financial condition of many cities, counties and school districts which are already subject to fiscal constraints and are facing their own reduced tax collections.

In the past, California voters have passed amendments to the California Constitution and other measures that limit the taxing and spending authority of California governmental entities. Future voter initiatives could result in adverse consequences affecting obligations issued by the State. These factors, among others, could reduce the credit standing of certain issuers of California obligations.

On December 6, 1994 Orange County, California, together with its pooled investment funds, filed for protection under Chapter 9 of the federal Bankruptcy Code, after reports that the funds had suffered significant market losses in their investments, causing a liquidity crisis for the funds and the County. More than 180 other public entities, most of which, but not all, are located in the County, were also depositors in the funds. As of mid-January, 1995, the County estimated the funds' loss at about $1.69 billion, or 22% of their initial deposits of approximately $7.5 billion. Many entities which deposited moneys in the funds, including the County, are facing cash flow difficulties because of the bankruptcy filing and may be required to reduce programs or capital projects. This may also affect their ability to meet their outstanding obligations.

SPECIAL RISKS OF THE WASHINGTON FUND

The State of Washington's economy consists of both export and local industries. The State's leading export industries are aerospace, forest products, agriculture and food processing. The State's manufacturing base includes aircraft manufacture which comprised approximately 27.2% of total manufacturing in 1994. The Boeing Company is the State's largest employer and has a significant impact, in terms of overall production, employment and labor earnings, on the State's economy. In February 1995, Boeing announced production cuts and is expected to substantially trim jobs over the next several years. Such cuts may have an adverse effect on the Washington economy. Forest products rank second behind aerospace in value of total production. Although productivity in the forest products industry has increased steadily in recent years, declines in production are expected in the future. Unemployment in the timber industry is anticipated in certain regions; however the impact is not expected to affect the State's overall economic performance. Growth in agriculture has been an important factor in the State's economic growth over the past decade. The State is the home of many technology firms of which approximately half are computer-related. Microsoft, the world's largest microcomputer software company, is headquartered in Redmond, Washington.

State law requires a balanced budget. The Governor has a statutory responsibility to reduce expenditures across the board to avoid any cash deficit at the end of a biennium. In addition, state law prohibits state tax revenue growth from exceeding the growth rate of state personal income. To date, Washington State tax revenue increases have remained substantially below the applicable limit. At any given time, there are numerous lawsuits against the state which could affect its revenues and expenditures.


PORTFOLIO MANAGER


The portfolio manager for each Fund is Stephen C. Bauer, President, SAFECO Asset Management Company. Mr. Bauer has served as portfolio manager for each Fund since it commenced operations: 1981 for the Municipal Fund, 1983 for the California Fund and 1992 for the Intermediate, Insured and Washington Funds. Mr. Bauer is the portfolio manager for certain other SAFECO municipal bond funds, and also serves as President and a Director of SAM.

INFORMATION ABOUT SHARE OWNERSHIP AND COMPANIES THAT PROVIDE SERVICES TO THE
TRUST

Each Fund is a series of SAFECO Tax-Exempt Bond Trust, a Delaware business trust that issues an unlimited number of shares of beneficial interest. The Board of Trustees may establish additional series of shares of the Trust without approval of shareholders.

Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares.

The Trust does not intend to hold annual meetings of shareholders of the Funds. The Trustees will call a special meeting of shareholders of a Fund only if required under the Investment Company Act of 1940 or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of the Fund entitled to vote.

Under Delaware law, the shareholders of the Funds will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund.

SAM is the investment adviser for each Fund under an agreement with the Trust. Under the agreement, SAM is responsible for the management of the Trust's and each Fund's business affairs. Each Fund pays SAM an annual management fee based on a percentage of that Fund's net assets ascertained each business day and paid monthly in accordance with the schedules below. A reduction in the fees paid by a Fund occurs only when that Fund's net assets reach the dollar amounts of the break points and applies only to the assets that fall within the specified range:

                                INTERMEDIATE FUND

NET ASSETS                                                           ANNUAL FEE

$0 -- $250,000,000                                                   .55 of 1%
$250,000,001 -- $500,000,000                                         .45 of 1%
$500,000,001 -- $750,000,000                                         .35 of 1%
Over $750,000,000                                                    .25 of 1%



                          INSURED AND WASHINGTON FUNDS

NET ASSETS                                                           ANNUAL FEE

$0 -- $250,000,000                                                   .65 of 1%
$250,000,001 -- $500,000,000                                         .55 of 1%
$500,000,001 -- $750,000,000                                         .45 of 1%
Over $750,000,000                                                    .35 of 1%


                         MUNICIPAL AND CALIFORNIA FUNDS

NET ASSETS                                                           ANNUAL FEE

$0 -- $100,000,000                                                   .55 of 1%
$100,000,001 -- $250,000,000                                         .45 of 1%
$250,000,001 -- $500,000,000                                         .35 of 1%
Over $500,000,000                                                    .25 of 1%

For the fiscal year ended March 31, 1995 the ratios of expenses to average net assets for the Municipal, California, Intermediate, Insured and Washington Funds were .56%, .70%, .85%, 1.08% and 1.09%, respectively, and the ratios of the net compensation paid to SAM to average net assets of the Municipal, California, Intermediate, Insured and Washington Funds were .42%, .54%, .52%, .63% and .63%, respectively.

The distributor of each Fund's shares under an agreement with the Trust is SAFECO Securities, Inc. ("SAFECO Securities"), a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. SAFECO Securities receives no compensation from the Trust or the Funds for its services.

INFORMATION ABOUT SHARE OWNERSHIP AND COMPANIES THAT PROVIDE SERVICES TO THE TRUST (CONTINUED)


The transfer, dividend and distribution disbursement and shareholder servicing agent for each Fund under an agreement with the Trust is SAFECO Services Corporation ("SAFECO Services"). SAFECO Services receives a fee from a Fund for each shareholder transaction processed for that Fund.

SAM, SAFECO Securities and SAFECO Services are wholly-owned subsidiaries of SAFECO Corporation (a holding company whose primary subsidiaries are engaged in the insurance and related financial services businesses) and are each located at SAFECO Plaza, Seattle, Washington 98185.


PERSON CONTROLLING THE INTERMEDIATE, INSURED AND WASHINGTON FUNDS


At June 30, 1995 SAFECO Insurance Company of America ("SAFECO Insurance"), a Washington Corporation, controlled the Intermediate, Insured and Washington Funds. SAFECO Insurance is a wholly-owned subsidiary of SAFECO Corporation, a Washington corporation, having its principal place of business at SAFECO Plaza, Seattle, Washington 98185.


PERFORMANCE INFORMATION


Each Fund's yield, tax-equivalent yield, total return and average annual total return may be quoted in advertisements.

Yield is the annualization on a 360-day basis of a Fund's net income per share over a 30-day period divided by the Fund's net asset value per share on the last day of the period. Tax-equivalent yield is, given an investor's tax bracket, the taxable yield necessary to equal a Fund's non-taxable yield on an after-tax basis over the same period of time. Total return is the total percentage change in an investment in a Fund, assuming the reinvestment of dividend and capital gains distributions, over a stated period of time. Average annual total return is the annual percentage change in an investment in a Fund, assuming the reinvestment of dividend and capital gain distributions, over a stated period of time.

From time to time, the Funds may advertise rankings. Rankings are calculated by independent companies that monitor mutual fund performance (e.g., CDA Investment Technologies, Lipper Analytical Services, Inc. and Morningstar, Inc.) and are reported periodically in national financial publications such as Barron's, Business Week, Forbes, Investor's Business Daily, Money Magazine, and The Wall Street Journal. In addition, non-standardized performance figures may accompany the standardized figures described above. Non-standardized figures may be calculated in a variety of ways, including but not necessarily limited to, different time periods and different initial investment amounts. Each Fund may also compare its performance to the performances of relevant indices.

Performance information and quoted rankings are indicative only of past performance and are not intended to represent future investment results. Each Fund's yield and share price will fluctuate and your shares, when redeemed, may be worth more or less than you originally paid for them.

FUND DISTRIBUTION AND HOW THEY ARE TAXED


DIVIDEND AND OTHER DISTRIBUTIONS

Each Fund declares an income dividend each business day based on net investment income; i.e., all of its interest income earned on the securities in its portfolio less all of its expenses. Income dividends are payable on the last business day of each month. Your shares become entitled to declared dividends on the next business day after shares are purchased in your account. If you request redemption of all your shares at any time during the month, you will receive all declared income dividends through the date of redemption together with the proceeds of the redemption.

A shareholder's dividends and other distributions are reinvested in additional shares of the distributing Fund at net asset value per share generally determined as of the close of business on the ex-distribution date, unless the shareholder elects in writing to receive dividends or other distributions in cash and that election is provided to SAFECO Services at the address on the Prospectus cover. The election remains in effect until revoked by written notice by the shareholder in the same manner as the distribution election.

Please remember that if you purchase shares shortly before a Fund pays a taxable dividend or other distribution, you will pay the full price for the shares, then receive part of the price back as a taxable distribution.

TAXES

Each Fund intends to continue to qualify for favorable tax treatment as a "regulated investment company" under the Internal Revenue Code ("Code") so as to be able to pay dividends that are exempt from federal personal income taxes. The portion of dividends representing net short-term capital gains, however, is not exempt and will be treated as taxable dividends for federal income tax purposes. In addition, income which is derived from purchasing certain bonds below their issued price after April 30, 1993 will be treated as ordinary income for federal income tax purposes.

A portion of a Fund's assets may from time to time be temporarily invested in fixed-income obligations, the interest on which when distributed to the Fund's shareholders will be subject to federal income taxes. As a matter of non-fundamental investment policy, the Funds will not purchase so-called "non-essential or private activity" bonds, the interest on which would constitute a preference item for shareholders in determining their alternative minimum tax.

The excess of net long-term capital gains realized by a Fund over net short-term capital loss on portfolio transactions, when distributed by the Fund, is subject to long-term capital gains treatment under the Code, regardless of how long the shares of the Fund have been held. The tax consequences described above apply whether distributions are taken in cash or in additional shares. Redemptions and exchanges of shares of a Fund may result in a capital gain or loss for federal income tax purposes.

The exemption of the tax-exempt interest component of dividends for federal personal income tax purposes does not necessarily result in exemption under other federal, state or local income taxes. Shareholders of each Fund should bear in mind that they may be subject to other taxes.

If a shareholder buys shares of a Fund and sells them at a loss within six months, such loss for federal income tax purposes will be disallowed to the extent of the tax-exempt interest component of dividends received during such six-month period.

If a shareholder buys shares of a Fund and sells them at a loss within six months, to the extent not disallowed in the previous paragraph and to the extent of any long-term capital gains distributions, the loss shall be treated as a long-term capital loss for federal income tax purposes.

Individuals who receive Social Security benefits must use the amount of income dividends received from each of the Funds in determining the amount of any federal income tax due on such benefits.

Under the Code, the tax effect on individuals of receiving dividends from any of the Funds is substantially different from the tax effect on other types of shareholders.

CALIFORNIA FUND

The California Fund intends to pay dividends that are exempt from California state personal income taxes. This would not include taxable interest paid on temporary investments, if any.

Generally, the tax treatment of capital gains under California law is the same as under federal law. Capital gains distributions paid by the California Fund are treated as long-term capital gains under California law regardless of how long the shares have been held. Redemptions and exchanges of the California Fund may result in a capital gain or loss for California income tax purposes.

Under California law, the dividend income from municipal bonds is tax-exempt to individual shareholders but its tax treatment for corporate shareholders is unclear. Therefore, the portion of the California Fund's income dividend attributable to these obligations and paid by it to corporate shareholders may be taxable. Corporate shareholders may wish to consult their tax advisers regarding this issue.

Shares of the California Fund will not be subject to the California property tax.

WASHINGTON FUND

Currently the State of Washington has no state personal income tax. When and if Washington State enacts a personal income tax, there can be no assurance that income from the Washington Fund's portfolio securities which is distributed to shareholders would be exempt from such a tax.

TAX WITHHOLDING INFORMATION

You will be asked to certify on your account application or on a separate form that the taxpayer identification number you provide is correct and that you are not subject to, or are exempt from, backup withholding for previous underreporting to the Internal Revenue Service.

The foregoing is only a summary of some of the important federal tax considerations generally affecting each Fund and its shareholders. See the Trust's Statement of Additional Information for additional tax information. There may be other federal, state or local tax considerations applicable to a particular investor. You therefore are urged to consult your tax adviser.


ACCOUNT STATEMENTS


Periodically, you will receive an account statement indicating your current Fund holdings and transactions affecting the account. Confirmation statements will be sent to you after each transaction that affects your account balance. Please review the information on each confirmation statement for accuracy immediately upon receipt. If you do not notify us within 30 days of any processing error, SAFECO Services will consider the transactions listed on the confirmation statement to be correct.

ACCOUNT CHANGES AND SIGNATURE REQUIREMENTS

Changes to your account registration or the services you have selected must be in writing and signed by the number of owners specified on your account application as having authority to make these changes. Send written changes to SAFECO Services at the address on the Prospectus cover. Certain changes to the Automatic Investment Method and Systematic Withdrawal Plan can be made by telephone if you have previously selected single signature authorization for your account.

You must specify on your account application the number of signatures required to authorize redemptions and exchanges and to change account registration or the services selected. Authorizing fewer than all account owners has important implications. For example, one owner of a joint tenant account can redeem money or change the account registration to single ownership without the co-owner's signature. If you do not indicate otherwise on the application, the signatures of all account owners will be required to effect a transaction. Your selection of fewer than all account owner signatures may be revoked by any account owner who writes to SAFECO Services at the address on the Prospectus cover.

SAFECO Services may require a signature guarantee for a signature that cannot be verified by comparison to the signature(s) on your account application. A signature guarantee may be obtained from most financial institutions, including banks, savings and loans and broker-dealers.


SHARE PRICE CALCULATION


The net asset value per share ("NAV") of each Fund is computed as of the close of regular trading on the New York Stock Exchange (normally 1:00 p.m. Pacific time) each day that Exchange is open for trading. The NAV is calculated by subtracting a Fund's liabilities from its assets and dividing the result by the number of outstanding shares.

Securities are valued based on consideration of information with respect to the transactions in similar securities, quotations from dealers and various relationships between securities. The value of each Fund's securities are stated on the basis of valuations provided by a pricing service approved by the Trust's Board of Trustees, unless the Board of Trustees determines that such valuations do not represent fair value. The service uses information with respect to transactions in securities, quotations from security dealers, market transactions in comparable securities, and various relationships between securities to determine values. Other assets (including securities for which market quotations are unavailable and restricted securities) are valued at their fair value as determined in good faith by the Trust's Board of Trustees.


HOW TO PURCHASE SHARES


A completed and signed application must accompany payment for an initial purchase by mail and in all cases is necessary before a redemption can be made. The Funds only accept funds drawn in U.S. dollars and payable through a U.S. bank. The Funds do not accept currency. The Funds issue shares in uncertificated form. Certificates for whole shares will be issued without charge only upon written request. You will be required to post a bond to replace missing certificates.

The Funds have the right to refuse any investment.

INITIAL PURCHASES

MINIMUM INITIAL INVESTMENT $1,000.

No minimum initial investment is required to establish the Automatic Investment Method or Payroll Deduction Plan.

BY WRITTEN REQUEST

Send a check or money order made payable to the applicable Fund and a completed and signed application to the address on the Prospectus cover.

BY WIRE

Call toll-free 1-800-624-5711 or, in Seattle, 206-545-7319 for instructions.

ADDITIONAL PURCHASES

MINIMUM ADDITIONAL INVESTMENTS $100 (EXCEPT DIVIDEND REINVESTMENTS).

BY WRITTEN REQUEST

Send a check or money order payable to the applicable Fund to the address on the Prospectus cover. Please specify your account number.

BY WIRE

Instruct your bank to send wires to U.S. Bank of Washington, N.A., Seattle, Washington, ABA #1250-0010-5, Account #0017-086083.

To ensure timely credit to your account, ask your bank to include the following information in its wire to U.S. Bank of Washington, N.A.:

-  SAFECO Fund name
-  SAFECO account number
-  Name of the registered owner(s) of the SAFECO account

Delays of purchases caused by inadequate wire instructions are not the responsibility of the Funds or SAFECO Services.

Your bank may charge a fee for wire services.

BY TELEPHONE

Call 1-800-624-5711 or, in Seattle, 206-545-7319. You must have previously selected this service on your account application or by written request. Not available to open a new account.

Maximum purchase $100,000 per day, minimum purchase $100 per day.

Monies will be transferred from your predesignated bank account to your existing Fund account. Your bank may charge a fee if monies are wired to your Fund account. Please allow 15 business days after selecting this service for it to be available for first use. Telephone purchases may be unavailable from some bank accounts and non-bank financial institutions. Please read "Telephone Transactions" on page 26 for important information.

THROUGH REGISTERED SECURITIES DEALERS

You may open your account and make additional investments through a registered securities dealer who is responsible for the prompt forwarding of purchase orders. A dealer may charge a transaction fee and may place more restrictive conditions on a purchase than would apply if you purchased your shares directly from a Fund.

THROUGH REGISTERED INVESTMENT ADVISERS

Please read "Transactions Through Registered Investment Advisers" on page 27 for important information.

SHARE PURCHASE PRICE

You will buy full and fractional shares at the NAV next computed after your check, money order or wire has been received. For telephone purchase orders, you will receive the price per share calculated on the day monies are received from your bank account. See "Share Price Calculation" on page 22 for more information.

HOW TO REDEEM SHARES

BY WRITTEN REQUEST

Shares may be redeemed by sending a letter that specifies your account number, the Fund's name and the number of shares or dollar amount you wish to redeem. The request should be sent to the address on the Prospectus cover. The request must be signed by the appropriate number of owners and in some cases a signature guarantee may be required. In all cases, SAFECO Services must have a signed and completed application on file before a redemption will be made. See "Account Changes and Signature Requirements" on page 22 for more information.

BY TELEPHONE

Call 1-800-624-5711 or, in Seattle, 206-545-7319. You must have previously selected this service on your account application or by written request.

Telephone redemptions are not available for shares issued in certificate form.

You may request that redemption proceeds be sent directly to your predesignated bank or mailed to your account address of record.

Please read "Telephone Transactions" on page 26 for important information.

THROUGH REGISTERED SECURITIES DEALERS

Requests for redemption of shares by wire or telephone will be accepted from registered securities dealers under agreement with each Fund's principal underwriter. The dealer may charge a transaction fee for any order processed for you.

THROUGH REGISTERED INVESTMENT ADVISERS

Please read "Transactions Through Registered Investment Advisers" on page 27 for important information.

PLEASE NOTE THE FOLLOWING:

If your shares were purchased by wire, redemption proceeds will be available immediately. If shares were purchased by means other than wire, each Fund reserves the right to hold the proceeds of your redemption for up to 15 business days after investment or until such time as the Fund has received assurance that your investment will be honored by the bank on which it was drawn, whichever occurs first.

SAFECO Services charges a $10 fee to wire redemption proceeds. In addition, some banks may charge a fee to receive wires. If shares are issued in certificate form, the certificates must accompany a redemption request and be duly endorsed.

Under some circumstances (e.g., a change in corporate officer or death of an owner), SAFECO Services may require certified copies of supporting documents before a redemption can be made.

SHARE REDEMPTION PRICE AND PROCESSING

Your shares will be redeemed at the NAV next calculated after receipt of your request that meets the redemption requirements of the Funds. The value of the shares you redeem may be more or less than the dollar amount you purchased, depending on the market value of the shares at the time of redemption. Redemption proceeds will normally be sent on the business day following receipt of your redemption request. If your redemption request is received after the close of trading on the New York Stock Exchange (normally 1:00 p.m. Pacific time), proceeds will normally be sent on the second business day following receipt. Each Fund, however, reserves the right to postpone payment of redemption proceeds for up to seven days if making immediate payment could adversely affect its portfolio. In addition, redemptions may be suspended or payment dates postponed if the New York Stock

Exchange is closed, its trading is restricted or the Securities and Exchange Commission declares an emergency.

Due to the high cost of maintaining small accounts, your account may be closed upon 60 days' written notice if at the time of any redemption or exchange the total value falls below $100. Your shares will be redeemed at the share price calculated on the day your account is closed.


HOW TO SYSTEMATICALLY PURCHASE OR REDEEM SHARES


Call 1-800-426-6730 or 206-545-5530, in Seattle, for more information.

AUTOMATIC INVESTMENT METHOD (AIM)

AIM enables you to make regular monthly investments by authorizing SAFECO Services to withdraw a specific amount (minimum of $100 per withdrawal per Fund) from your bank account and invest the amount in any Fund.

PAYROLL DEDUCTION PLAN

An employer or other entity using group billing may establish a self-administered payroll deduction plan in any Fund. Payroll deduction amounts are negotiable.

SYSTEMATIC WITHDRAWAL PLAN

This plan enables you to receive a portion of your investment on a monthly basis. A Fund automatically redeems shares in your account and sends you a withdrawal check (minimum amount $50 per Fund) on or about the fifth business day of every month.


HOW TO EXCHANGE SHARES FROM ONE FUND TO ANOTHER


An exchange is the redemption of shares of one SAFECO Fund and the purchase of shares of another SAFECO Fund in accounts that are identically registered; i.e., have the same registered owners and account number. For income tax purposes, depending on the cost or other basis of the shares you exchange, you may realize a capital gain or loss when you make an exchange. You may purchase shares of a SAFECO Fund by exchange only if it is registered for sale in the state where you reside. Before exchanging into a SAFECO Fund, please read its Prospectus.

BY WRITTEN REQUEST

Shares may be exchanged by writing SAFECO Services at the address on the Prospectus cover. Please designate the SAFECO Funds you wish to exchange out of and into as well as your account number. The request must be signed by the number of owners designated on your account application and in some cases a signature guarantee may be required. See "Account Changes and Signature Requirements" on page 22 for more information.

If the shares you want to exchange are evidenced by certificates, the certificates must accompany the request and be duly endorsed.

Under some circumstances (e.g., a change in corporate officer or death of an owner), SAFECO Services may require certified copies of supporting documents before an exchange can be made.

BY TELEPHONE

Call 1-800-624-5711 or, in Seattle, 206-545-7319.

Exchanges by telephone must be in amounts of $1,000 or more. Telephone exchanges are not available for shares issued in certificate form. Please read "Telephone Transactions" below for important information.

THROUGH REGISTERED INVESTMENT ADVISERS

Please read "Transactions Through Registered Investment Advisers" on page 27 for important information.

LIMITATIONS

The exchange privilege is not intended to provide a means for frequent trading in response to short-term fluctuations in the market. Excessive exchange transactions can be disadvantageous to other shareholders and the Funds. Exchanges out of a Fund are therefore limited to four per calendar year.

In addition, each Fund reserves the right to refuse exchange purchases by any person or group if, in SAM's judgment, the Fund would be unable to invest the money effectively in accordance with that Fund's investment objectives and policies or would otherwise potentially be adversely affected.

Although a Fund will attempt to give you prior notice whenever it is reasonably able to do so, it may impose the restrictions described in the above paragraph at any time.

SHARE EXCHANGE PRICE AND PROCESSING

The shares of the SAFECO Fund you are exchanging from will be redeemed at the price next computed after your exchange request is received. Normally the purchase of the SAFECO Fund you are exchanging into is executed on the same day. However, each Fund reserves the right to delay the payment of proceeds and, hence, the purchase in an exchange for up to seven days if making immediate payment could adversely affect the portfolio of the Fund whose shares are redeemed. The exchange privilege may be modified or terminated with respect to a Fund at anytime upon at least 60 days' notice to shareholders.


TELEPHONE TRANSACTIONS


To purchase, redeem or exchange shares by telephone, call 1-800-624-5711 or, in Seattle, 206-545-7319 between 5:30 a.m. and 7:00 p.m. Pacific time, Monday through Friday, except certain holidays. All telephone calls are tape-recorded for your protection. During times of drastic or unusual market volatility, it may be difficult for you to exercise the telephone transaction privileges.

To use the telephone purchase, redemption and exchange privileges, you must have previously selected these services either on your account application or by having submitted a request in writing to SAFECO Services at the address on the Prospectus cover. Purchasing, redeeming or exchanging shares by telephone allows the Funds and SAFECO Services to accept telephone instructions from an account owner or a person preauthorized in writing by an account owner.

Each Fund and SAFECO Services reserve the right to refuse any telephone transaction when a Fund or SAFECO Services in its sole discretion is unable to confirm to its satisfaction that a caller is the account owner or a person preauthorized by the account owner.

The Funds and SAFECO Services will not be liable for the authenticity of instructions received by telephone that a Fund or SAFECO Services, in its discretion, believes to be delivered by an account owner or preauthorized person, provided that the Fund or SAFECO Services follows reasonable procedures to identify the caller. The shareholder will bear the risk of any resulting loss. The Funds and SAFECO Services will follow certain procedures designed to make sure that telephone instructions are genuine. These procedures may include requiring the account owner to select the telephone privileges in writing prior to first use and to designate persons authorized to deliver telephone instructions. SAFECO Securities tape-records telephone transactions and may request certain identifying information from the caller.

The telephone transaction privileges may be suspended, limited, modified or terminated at any time without prior notice by the Funds or SAFECO Services.


TRANSACTIONS THROUGH REGISTERED INVESTMENT ADVISERS


SAFECO Services may accept instructions for share transactions and account information changes from investment advisers who are acting on behalf of shareholders, provided that the adviser is registered under the Investment Advisers Act of 1940, has a signed agreement with SAFECO Services and has an executed power of attorney from the shareholder, in an acceptable form, on file with SAFECO Services. Advisers may charge a fee to shareholders for their services that the Trust, the Funds and SAFECO Services have no control over or involvement with. Advisers are responsible for the prompt forwarding of instructions on shareholders' accounts to SAFECO Services and are bound by the terms of this Prospectus. The Trust, the Funds, SAFECO Services and their affiliated companies will not be responsible to any shareholder for any losses, liabilities, costs or expenses associated with any investment advice or recommendation provided by the adviser to the shareholder or for accepting and following any instructions from such adviser on the shareholder's account(s).

SAFECO FAMILY OF FUNDS


            STABILITY OF PRINCIPAL

                    SAFECO Money Market Fund
                    SAFECO Tax-Free Money Market Fund

            TAXABLE BOND INCOME

                    SAFECO Intermediate-Term U.S. Treasury Fund
                    SAFECO GNMA Fund
                    SAFECO High-Yield Bond Fund

            TAX-FREE BOND INCOME

                    SAFECO Intermediate-Term Municipal Bond Fund
                    SAFECO Insured Municipal Bond Fund
                    SAFECO Municipal Bond Fund
                    SAFECO California Tax-Free Income Fund
                    SAFECO Washington State Municipal Bond Fund

            HIGH CURRENT INCOME WITH LONG-TERM GROWTH

                    SAFECO Income Fund

            LONG-TERM GROWTH

                    SAFECO Growth Fund
                    SAFECO Equity Fund
                    SAFECO Northwest Fund

FOR MORE COMPLETE INFORMATION ON ANY SAFECO MUTUAL FUND, INCLUDING MANAGEMENT FEES AND EXPENSES, CALL OR WRITE FOR A FREE PROSPECTUS. PLEASE READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

                                                                     Bulk Rate
                                                                   U.S. Postage
                                                                       PAID
                                                                      SAFECO
                                                                   Insurance Co.

TO REQUEST A PROSPECTUS:
  Nationwide: 1-800-426-6730
  Seattle: 545-5530

FOR 24-HOUR PERFORMANCE FIGURES:
  Nationwide:  1-800-835-4391
  Seattle: 545-5113

FOR ACCOUNT INFORMATION OR TELEPHONE TRANSACTIONS:
  Nationwide: 1-800-624-5711
  Seattle: 545-7319
  Hearing Impaired TTY/TDD Service: 1-800-438-8718

All telephone calls are tape-recorded for your protection.

MAILING ADDRESS:
SAFECO Mutual Funds
P.O. Box 34890
Seattle, WA 98124-1890

EXPRESS/OVERNIGHT MAIL:
SAFECO Mutual Funds
4333 Brooklyn Avenue N.E.
Seattle, WA 98105

SAFECO Securities, Inc. Distributor

MEMBER OF
100% NO-LOAD(TM) MUTUAL FUND COUNCIL

GMF 695 7/95




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